united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 04/30/16

Item 1. Schedule of Investments.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	COMMON STOCKS - 22.1%
	AGRICULTURE - 0.8%
7,749	Altria Group, Inc.	$ 485,940
4,896	Philip Morris International, Inc.	480,395
9,380	Reynolds American, Inc.	465,248
		1,431,583
	APPAREL - 0.8%
23,150	Nike, Inc.	1,364,461

	AUTO PARTS & EQUIPMENT- 0.7%
42,991	Goodyear Tire & Rubber Co.	1,245,449

	BEVERAGES - 1.6%
7,224	Brown-Forman Corp.	695,816
4,753	Constellation Brands, Inc.	741,753
14,959	Molson Coors Brewing Co.	1,430,529
		2,868,098
	BUILDING MATERIALS - 1.2%
4,445	Martin Marietta Materials, Inc.	752,227
22,680	Masco Corp.	696,503
6,747	Vulcan Materials Co.	726,180
		2,174,910
	CHEMICALS - 0.8%
3,206	Ecolab, Inc.	368,626
3,228	International Flavors & Fragrances, Inc.	385,649
3,207	PPG Industries, Inc.	354,021
1,244	Sherwin-Williams Co.	357,413
		1,465,709
	COMMERCIAL SERVICES - 1.4%
1,491	Automatic Data Processing, Inc.	131,864
15,915	Cintas Corp.	1,428,849
2,916	Moody's Corp.	279,119
3,504	PayPal Holdings, Inc. *	137,287
2,851	S&P Global, Inc.	304,629
2,694	Total System Services, Inc.	137,771
6,693	The Western Union Co.	133,860
		2,553,379
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
572	Alliance Data Systems Corp. *	116,293
2,951	CME Group, Inc.	271,227
1,209	Intercontinental Exchange, Inc.	290,196
1,436	MasterCard, Inc.	139,278
4,423	NASDAQ OMX Group, Inc.	272,943
1,685	Visa, Inc.	130,149
		1,220,086
	ELECTRONICS - 0.4%
11,268	Allegion PLC	737,491

	GAS - 0.8%
22,075	AGL Resources, Inc.	1,453,859

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016
Shares		Value

	HEALTHCARE - SERVICES - 0.8%
2,159	Aetna, Inc.	$ 242,391
1,762	Anthem, Inc.	248,037
3,948	Centene Corp. *	244,618
1,713	Cigna Corp.	237,319
1,334	Humana, Inc.	236,211
1,795	UnitedHealth Group, Inc.	236,366
		1,444,942
	HOUSEWARES - 0.8%
32,528	Newell Rubbermaid, Inc.	1,481,325

	INTERNET - 1.7%
278	Alphabet, Inc. - Class A *	192,657
266	Alphabet, Inc. - Class C *	188,296
476	Amazon.com, Inc. *	313,965
8,794	eBay, Inc. *	214,837
2,624	Expedia, Inc.	303,781
1,864	Facebook, Inc. *	219,169
2,717	Netflix, Inc. *	244,612
220	Priceline Group, Inc. *	295,605
16,099	Symantec Corp.	267,968
4,398	TripAdvisor, Inc. *	284,067
2,358	VeriSign, Inc. *	203,731
5,308	Yahoo!, Inc.	194,273
		2,922,961
	LODGING - 0.8%
15,338	Wynn Resorts Ltd	1,354,345

	MEDIA - 0.8%
14,388	Cablevision Systems Corp.	480,415
8,052	Comcast Corp.	489,239
2,396	Time Warner Cable, Inc.	508,216
		1,477,870
	MINING - 2.1%
133,861	Freeport McMoRan, Inc.	1,874,054
54,401	Newmont Mining Corp.	1,902,403
		3,776,457
	OFFICE & BUSINESS EQUIPMENT - 0.1%
11,986	Xerox Corp.	115,066

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
1,605	Federal Realty Investment Trust	244,088
8,249	General Growth Properties, Inc.	231,220
8,544	Kimco Realty Corp.	240,257
2,995	The Macerich Co.	227,860
3,899	Realty Income Corp.	230,821
1,181	Simon Property Group, Inc.	237,582
		1,411,828

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016
Shares		Value
	RETAIL - 3.2%
1,807	Advance Auto Parts, Inc.	$ 282,072
6,169	AutoNation, Inc. *	312,460
362	AutoZone, Inc. *	277,013
5,759	CarMax, Inc. *	304,939
6,930	CVS Health Corp.	696,465
3,348	L Brands, Inc.	262,115
9,445	Lowe's Cos, Inc.	718,009
1,032	O'Reilly Automotive, Inc. *	271,086
5,072	Ross Stores, Inc.	287,988
9,977	The Gap, Inc.	231,267
5,392	The Home Depot, Inc.	721,935
3,761	The TJX Cos, Inc.	285,159
8,590	Urban Outfitters, Inc. *	260,449
8,529	Walgreens Boots Alliance, Inc.	676,179
		5,587,136
	SOFTWARE - 1.8%
21,144	Activision Blizzard, Inc.	728,834
3,696	Akamai Technologies, Inc. *	188,459
9,579	CA, Inc.	284,113
10,837	Electronic Arts, Inc. *	670,269
2,016	Fidelity National Information Services, Inc.	132,653
1,304	Fiserv, Inc. *	127,427
5,375	Microsoft Corp.	268,051
7,222	Oracle Corp.	287,869
2,405	Paychex, Inc.	125,348
3,772	Red Hat, Inc. *	276,752
		3,089,775

	TOTAL COMMON STOCKS (Cost $35,791,508)	39,176,730

	EXCHANGE TRADED FUNDS - 71.6%
	DEBT FUNDS - 34.8%
278,972	iShares 7-10 Year Treasury Bond ETF	30,686,920
382,590	Vanguard Short-Term Bond ETF	30,840,580
		61,527,500
	EQUITY FUNDS - 25.1%
128,145	iShares Cohen & Steers REIT ETF	12,823,470
149,971	Vanguard Growth ETF	15,838,438
188,541	Vanguard Value ETF	15,769,569
		44,431,477
	FOREIGN INDEX FUNDS - 11.7%
267,507	iShares MSCI Austria Capped ETF	4,344,314
233,691	iShares MSCI Belgium Capped ETF	4,187,743
170,609	iShares MSCI Netherlands ETF	4,217,454
76,513	iShares MSCI South Korea Capped ETF	3,997,039
303,171	iShares MSCI Taiwan ETF	3,959,413
		20,705,963

	TOTAL EXCHANGE TRADED FUNDS (Cost $116,297,463)	126,664,940

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016
Shares		Value
	SHORT-TERM INVESTMENTS - 5.1%
	MONEY MARKET FUNDS - 5.1%
8,464,750	Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class to yield 0.38% ^	$ 8,464,750
569,807	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.34% ^ +	569,807
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,034,557)	9,034,557

	TOTAL INVESTMENTS - 98.8% (Cost $161,123,528) (a)	$ 174,876,227
	OTHER ASSETS LESS LIABILITIES - 1.2%	2,045,778
	NET ASSETS - 100.0%	$ 176,922,004

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $161,266,851 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 14,736,236
	Unrealized Depreciation:	(1,126,860)
	Net Unrealized Appreciation:	$ 13,609,376

* Non-Income producing security.
^ Money market fund; interest rate reflects seven-day effective yield onApril 30, 2016.
+ All or a portion of this investment is a holding of the ADWAB Fund Limited.
REITS - Real Estate Investment Trust

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
86	Gold	Aug-16	$ 11,116,360	$ 336,900
	Net Unrealized Gain from Open Long Futures Contracts			$ 336,900

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 39,176,730	$ -	$ -	$ 39,176,730
Exchange Traded Funds	126,664,940	-	-	126,664,940
Variation Margin-Open Futures Contracts	336,900	-	-	336,900
Short-Term Investments	9,034,557	-	-	9,034,557
Total	$ 175,213,127	$ -	$ -	$ 175,213,127

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Balanced Fund ("ADBF") with ADWAB Fund Limited CFC ("ADB-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADB-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADBF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADBF's investment objectives and policies.

ADB-CFC utilizes commodity based derivative products to facilitate ADBF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADBF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADBF Prospectus.

A summary of the ADBF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2016	% of Fund Net Assets at April 30, 2016
ADB-CFC	12/5/12	$1,867,759	1.06%

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	EXCHANGE TRADED FUNDS - 89.1%
	DEBT FUNDS - 18.3%
172,117	iShares 1-3 Year Treasury Bond ETF	$ 21,623,059
187,846	iShares 7-10 Year Treasury Bond ETF	20,663,060
		42,286,119
	EQUITY FUNDS - 70.8%
429,204	The Consumer Staples Select Sector SPDR Fund	22,447,369
234,800	iShares Cohen & Steers REIT ETF	23,496,436
340,185	iShares MSCI USA Quality Factor ETF	22,234,492
278,163	iShares Select Dividend ETF	22,820,492
1,699,213	PowerShares High Yield Equity Dividend Achievers Portfolio	25,326,770
600,124	PowerShares S&P 500 Low Volatility ETF	23,968,952
490,395	The Utilities Select Sector SPDR Fund	23,744,926
		164,039,437

	TOTAL EXCHANGE TRADED FUNDS (Cost $198,833,173)	206,325,556

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUND - 2.8%
6,555,885	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% * +	6,555,885

Principal ($)
	U.S. TREASURY - 6.5% **
15,000,000	United States Treasury Bill, due 5/26/2016, 0.200%	14,998,673

	TOTAL SHORT-TERM INVESTMENTS (Cost $21,554,558)	21,554,558

	TOTAL INVESTMENTS - 98.4% (Cost $220,387,731) (a)	$ 227,880,114
	OTHER ASSETS LESS LIABILITIES - 1.6%	3,697,552
	NET ASSETS - 100.0%	$ 231,577,666

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $220,415,048 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,001,804
	Unrealized Depreciation	(536,738)
	Net Unrealized Appreciation:	$ 7,465,066

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
** Interest rate represents discount rate at time of purchase.
+ All or a portion of this investment is a holding of the ADWAT Fund Limited.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
183	Gold	Aug-16	$ 23,654,580	$ 665,455
	Net Unrealized Gain from Open Long Futures Contracts			$ 665,455

++ All or a portion of this investment is a holding of the ADWAT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 206,325,556	$ -	$ -	$ 206,325,556
U.S. Treasury	-	14,998,673	-	14,998,673
Variation Margin-Open Futures Contracts	665,455	-	-	665,455
Money Market Fund	6,555,885	-	-	6,555,885
Total	$ 213,546,896	$ 14,998,673	$ -	$ 228,545,569

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow DWA Tactical Fund ("ADTF") with ADWAT Fund Limited CFC ("ADT-CFC") – The Consolidated Portfolio of Investments includes the accounts of ADT-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

ADTF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with ADTF's investment objectives and policies.

ADT-CFC utilizes commodity based derivative products to facilitate ADTF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, ADTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the ADTF Prospectus.

A summary of the ADTF's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2016	% of Fund Net Assets at April 30, 2016
ADT-CFC	12/12/11	$4,980,006	2.15%

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	EXCHANGE TRADED FUND - 51.2%
	DEBT FUND - 51.2%
909,653	iShares iBoxx $ High Yield Corporate Bond ETF (Cost $72,931,189)	$ 76,274,404

	SHORT-TERM INVESTMENTS - 42.7%
	MONEY MARKET FUND - 6.6%
9,818,543	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class to yield 0.29% *	9,818,543

Principal ($)
	U.S. TREASURY - 36.1% **
45,000,000	United States Treasury Bill, due 5/26/2016, 0.260%	44,991,383
8,800,000	United States Treasury Bill, due 7/21/2016, 0.223%	8,794,827
		53,786,210

	TOTAL SHORT-TERM INVESTMENTS (Cost $63,604,753)	63,604,753

	TOTAL INVESTMENTS - 93.9% (Cost $136,535,942) (a)	$ 139,879,157
	OTHER ASSETS LESS LIABILITIES - 6.1%	9,159,661
	NET ASSETS - 100.0%	$ 149,038,818

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $136,535,942 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 3,343,215
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ 3,343,215

* Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
** Interest rate represents discount rate at time of purchase.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

Unrealized Appreciation/Depreciation
LONG INDEX SWAP CONTRACT ^

Proprietary Index July 2017, Long Custom Financial Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 0.75% per annum (Notional Amount $25,492,155)
	Unrealized Appreciation from Credit Default Swap Contracts	$ 1,638,039

CREDIT DEFAULT SWAP CONTRACTS ^

December 2020, Exchange Traded Credit Default Swap to Sell Protection (1) - CXP.HY.526.A08 Maturity 12/20/20 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $40,300,000)(3)
	Unrealized Depreciation from Credit Default Swap Contracts	$ (135,589)	(2)

	Net Unrealized Appreciation on Swap Contracts	$ 1,502,450

^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2) Consists of premium paid of $1,279,525 and current asset value of $1,143,936. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator the current status of the payment/performance risk and represent the likelihood of an expected liablity (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2016 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 4/30/2016
Interest Rate Risk	$ (135,589)
Mixed: Commodity, interest, credit, foreign exchange and equity contracts	1,638,039

Total	$ 1,502,450

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to interest price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to interest price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 76,274,404	$ -	$ -	$ 76,274,404
Money Market Fund	9,818,543			9,818,543
Open Swap Contracts	-	1,502,450	-	1,502,450
U.S. Treasury	-	53,786,210	-	53,786,210
Total	$ 86,092,947	$ 55,288,660	$ -	$ 141,381,607

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	SHORT-TERM INVESTMENTS - 98.8%
	MONEY MARKET FUND - 3.6%
2,926,903	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% ** ++	$ 2,926,903

Principal ($)
	U.S. TREASURY - 95.2%
16,000,000	United States Treasury Bills due 5/26/2016, 0.200% *	15,997,295
50,000,000	United States Treasury Bills due 7/21/2016, 0.270% *	49,977,219
11,500,000	United States Treasury Bills due 7/21/2016, 0.260% * ++	11,493,922
		77,468,436

	TOTAL SHORT-TERM INVESTMENTS (Cost $80,395,339)	80,395,339

	TOTAL INVESTMENTS - 98.8% (Cost $80,395,339) (a)	$ 80,395,339
	OTHER ASSETS LESS LIABILITIES - 1.2%	967,686
	NET ASSETS - 100.0%	$ 81,363,025

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,395,339 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -

* Interest rate represents discount rate at time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
++ All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

Unrealized Appreciation/Depreciation
SWAP CONTRACTS ^ ++
FINANCIAL INDEX SWAP
	Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the price returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $36,489,149)	$ (522,089)

COMMODITY INDEX SWAP
	Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the price returns of WMA program of Dunn Capital Management, LLC. ("Dunn") calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September, 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $47,340,355)	$ (2,935,185)

Total Net Unrealized Depreciation on Swap Contracts		$ (3,457,274)

++ All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.
^ All collateral for open futures/swap contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of April 30, 2016 categorized by risk exposure:
Risk Exposure Category	Unrealized Gain/(Loss) at April 30, 2016
Credit Risk	$ (522,089)
Commodity Risk	(2,935,185)
Total	$ (3,457,274)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 2,926,903	$ -	$ -	$ 2,926,903
U.S. Treasury	-	77,468,436	-	77,468,436
Total	$ 2,926,903	$ 77,468,436	$ -	$ 80,395,339
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ 3,457,274		$ -	$ 3,457,274
Total	$ 3,457,274	$ -	$ -	$ 3,457,274

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Arrow Managed Futures Strategy Fund ("AMFSF") with Arrow MFT Fund Limited ("AMFS-CFC") – The Consolidated Portfolio of Investments includes the accounts of AMFS-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

AMFSF may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with AMFTF's investment objectives and policies.

AMFSF-CFC utilizes commodity based derivative products to facilitate AMFSF's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, AMFTF may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the AMFTF Prospectus.

A summary of the AMFTF's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2016	% of Fund Net Assets at April 30, 2016
AMFSF-CFC	11/6/09	$12,850,511	15.79%

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2016
Shares		Value
	EXCHANGE TRADED NOTE - 4.9%
	COMMODITY FUND - 4.9%
5,050	iPath Bloomberg Commodity Index Total Return ETN * (Cost $110,741)	$ 119,331

	SHORT-TERM INVESTMENTS - 74.9%
	MONEY MARKET FUND - 0.5%
11,088	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.35% *** ++	11,088

Principal ($)
	U.S. TREASURY - 74.4%
1,800,000	United States Treasury Bill due 5/26/2016, 0.20% **	1,799,805

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,810,893)	1,810,893

	TOTAL INVESTMENTS - 79.8% (Cost $1,921,634) (a)	$ 1,930,224
	OTHER ASSETS LESS LIABILITIES - 20.2%	490,116
	NET ASSETS - 100.0%	$ 2,420,340

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,921,678 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 8,546
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ 8,546
* Non-Income producing security.
** Interest rate represents discount rate at time of purchase.
*** Money market fund; interest rate reflects seven-day effective yield on April 30, 2016.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2016

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss) +
3	Cocoa	Dec-16	$ 96,120	$ 3,930
3	Coffee	Dec-16	141,469	(6,806)
3	Copper Future	Dec-16	172,013	(7,912)
3	Corn Future	Dec-16	59,288	525
3	Cotton	Dec-16	94,080	1,150
3	Crude Oil Future	Dec-16	144,660	(13,980)
3	Gasoline RBOB	Dec-16	171,675	37,472
3	Gold	Dec-16	388,890	49,640
3	Lean Hogs	Dec-16	77,340	890
3	Live Cattle	Dec-16	135,150	(10,890)
3	Natural Gas Future	Mar-17	92,940	(4,080)
3	NY Harbor ULSD Future	Dec-16	185,837	30,761
3	Silver	Dec-16	268,860	42,420
3	Soybean Future	Nov-16	151,163	21,000
3	Wheat Future	Dec-16	77,400	(800)
3	World Sugar # 11	Mar-17	57,187	13,675

		Net Unrealized Gain from Open Futures Contracts		$ 156,995

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.
+ The amount represents fair value derivative instruments subject to commodity risk exposure as of April 30, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The notional value of the derivative instruments outstanding as of April 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$ 119,331	$ -	$ -	$ 119,331
U.S. Treasury	-	1,799,805	-	1,799,805
Money Market Fund	11,088		-	11,088
Variation Margin-Open Futures Contracts	156,995	-	-	156,995
Total	$ 287,414	$ 1,799,805	$ -	$ 2,087,219

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
A summary of the ACS's investments in the CFC is as follows:

	Inception Date of CFC	CFC Net Assets at April 30, 2016	% of Fund Net Assets at April 30, 2016
ACS-CFC	1/3/11	$480,880	19.87%

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 06/29/16

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 06/29/16